DERIVATIVE LIABILITIES - PREFERRED SHARES (Details) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Preferred shares Outstanding	3,175	5,213
Underlying common shares into which Preferred may convert	83,240,744	94,512,297
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	$ 6,334,621	$ 8,506,106
Change in preferred stock derivative liability	561,684	11,227,957
Series B Preferred Stock [Member]
Preferred shares Outstanding	0	797
Underlying common shares into which Preferred may convert	0	5,310,393
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	0	477,935
Series C Preferred Stock [Member]
Preferred shares Outstanding	1,375	2,666
Underlying common shares into which Preferred may convert	9,166,669	17,773,333
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	697,584	1,599,600
Series E Preferred Stock [Member]
Preferred shares Outstanding	1,800	1,750
Underlying common shares into which Preferred may convert	74,074,075	71,428,571
Closing price on valuation date	$ 0.0761	$ 0.09
Preferred stock derivative liability	$ 5,637,037	$ 6,428,571